CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 US$ USD ($)
Current assets:
Cash	783,699	1,192,888	$ 124,517
Restricted cash	4,263	44,888	677
Short-term investments	1,270,343	406,943	201,837
Accounts receivable (net of allowance for doubtful accounts of RMB1,965 and RMB2,022 as of December 31, 2010 and 2011, respectively)	43,708	33,386	6,945
Prepayments and other current assets	199,836	75,256	31,751
Deferred tax assets, current	11,042	6,749	1,754
Total current assets	2,312,891	1,760,110	367,481
Long-term investments	0	15,433	0
Property and equipment, net	192,120	202,699	30,525
Intangible assets, net	4,290	4,805	682
Other long-term assets	48,649	4,853	7,729
Deferred tax assets, non-current	86	110	14
Total non-current assets	245,145	227,900	38,950
Total assets	2,558,036	1,988,010	406,431
Current liabilities:
Accounts payable	20,326	15,551	3,229
Salary and employee related accrual	44,287	39,543	7,037
Taxes payable	54,623	39,795	8,679
Advance from customers	290,460	186,191	46,149
Other payables and accruals	40,793	50,491	6,482
Total current liabilities	450,489	331,571	71,576
Deferred tax liabilities, non-current	1,972	1,583	313
Total liabilities	452,461	333,154	71,889
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,473,949 and 56,981,341 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	47	47	7
Additional paid-in capital	1,061,819	997,933	168,706
Statutory reserves	7,332	6,811	1,165
Accumulated other comprehensive income	1,638	1,313	260
Retained earnings	1,034,739	648,752	164,404
Total shareholders' equity	2,105,575	1,654,856	334,542
Total liabilities and shareholders' equity	2,558,036	1,988,010	$ 406,431